UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Insured Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.6%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,544,337
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	2,170	1,880,001

		4,424,338

Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/28	715	743,436
5.00%, 10/01/29	185	187,843

		931,279

Arkansas — 3.6%
Arkansas Development Finance Authority, Refunding RB, Series C (NPFGC):
5.35%, 12/01/11 (a)	535	575,446
5.35%, 12/01/35	5,685	5,746,682

		6,322,128

California — 12.3%
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,430,271
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	3,600	3,416,652
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,217,033
East Side Union High School District- Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/27	1,800	1,812,456
Modesto Schools Infrastructure Financing Agency, Special Tax Bonds (AMBAC), 5.50%, 9/01/36	2,565	2,374,600
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,892,543
San Pablo Joint Powers Financing Authority California, Tax Allocation Bonds, Refunding, CAB (NPFGC) (b):
5.66%, 12/01/24	2,635	1,078,532
5.66%, 12/01/25	2,355	894,877
5.66%, 12/01/26	2,355	824,344

Municipal Bonds	Par (000)	Value

California (concluded)
Santa Ana Unified School District, GO (NPFGC), 5.00%, 8/01/32	$1,850	$1,854,533
West Contra Costa Unified School District California, GO, Election of 2000, Series C (NPFGC), 5.00%, 8/01/21	3,480	3,534,462

		21,330,303

Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,900	2,134,251

District of Columbia — 0.2%
District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (NPFGC), 5.00%, 6/01/32	400	403,196

Florida — 13.4%
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	425	417,592
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.24%, 10/01/37 (b)	1,100	179,597
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	3,900	3,979,365
Water & Sewer System (AGM), 5.00%, 10/01/39	6,640	6,831,630
County of Miami-Dade Florida, Refunding RB, Water & Sewer System (AGM), 5.00%, 10/01/29	1,565	1,643,845
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	2,215	2,269,976
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,395	7,920,489

		23,242,494

Georgia — 5.1%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	3,495	3,639,239
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	2,075	2,123,347

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK MUNIHOLDINGS INSURED FUND, INC.	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	$2,940	$3,074,476

		8,837,062

Illinois — 12.6%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	1,200	1,367,976
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,310,200
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/28	1,405	1,497,280
5.00%, 1/01/29	2,180	2,307,486
5.00%, 1/01/30	870	913,979
City of Chicago Illinois, RB (AGM):
General, Third Lien, Series C, 5.25%, 1/01/35	1,255	1,301,197
Series A, 5.00%, 1/01/33	8,000	8,108,560
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	1,310	1,454,847
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,654,600

		21,916,125

Indiana — 4.4%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	6,000	6,065,400
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,430	1,558,528

		7,623,928

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,770	1,864,536

Kentucky — 0.8%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	320	349,174
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,000	1,088,600

		1,437,774

Louisiana — 1.3%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,055	2,287,523

Maine — 1.0%
City of Portland Maine, RB, General (AGM), 5.25%, 1/01/35	1,680	1,737,960

Municipal Bonds	Par (000)	Value

Massachusetts — 1.6%
Massachusetts HFA, RB, Rental Mortgage, Series C, AMT (AGM), 5.50%, 7/01/32	$2,440	$2,462,399
Massachusetts HFA, Refunding RB, Housing Development, Series A, AMT (NPFGC), 5.15%, 6/01/11	315	315,586

		2,777,985

Michigan — 15.5%
City of Detroit Michigan, RB, Series B:
Second Lien, (NPFGC), 5.50%, 7/01/29	2,410	2,470,467
Senior Lien, (AGM), 7.50%, 7/01/33	2,000	2,408,140
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (BHAC), 5.75%, 7/01/27	1,580	1,726,798
Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,240	3,462,653
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,810	5,623,515
Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,910	1,978,722
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	875	953,155
5.25%, 10/15/25	455	491,145
Michigan Strategic Fund, Refunding RB, AMT, Detroit Edison Co. (Syncora):
Pollution, Series B, 5.65%, 9/01/29	1,500	1,502,265
Pollution, Series C, 5.65%, 9/01/29	2,050	2,053,095
Project, Series A, 5.50%, 6/01/30	2,000	1,950,360
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,910	2,280,693

		26,901,008

Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,490,002

Mississippi — 1.5%
Mississippi Development Bank Special Obligation, Refunding RB, Jackson Mississippi Water and Sewer System (AGM), 5.00%, 9/01/34	2,500	2,545,150

Nevada — 3.1%
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	3,510	3,580,411
Las Vegas-McCarran, Series A-1, AMT (AGM), 5.00%, 7/01/23	1,750	1,762,127

		5,342,538

2	BLACKROCK MUNIHOLDINGS INSURED FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 7.5%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	$6,700	$6,827,836
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	2,100	2,241,666
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	3,500	3,932,985

		13,002,487

New York — 6.0%
City of New York New York, GO, Series E (AGM), 5.00%, 11/01/17	4,000	4,509,720
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,497,552
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,095	4,458,063

		10,465,335

Pennsylvania — 1.0%
Delaware River Port Authority, RB, Series D (AGC), 5.00%, 1/01/40	1,720	1,768,074

Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	2,115	2,335,045

Texas — 22.1%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	1,080	1,156,194
5.00%, 11/15/29	1,365	1,451,882
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	1,250	1,298,275
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,603,800
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	600	682,722
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	2,610	2,778,110
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	775	836,217
North Texas Tollway Authority, Refunding RB, System, First Tier (NPFGC):
5.75%, 1/01/40	6,710	6,984,707
Series A, 5.13%, 1/01/28	5,000	5,147,400
Series A, 5.63%, 1/01/33	6,585	6,882,840
Series B, 5.75%, 1/01/40	6,275	6,531,899

		38,354,046

Utah — 1.5%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,485	2,543,025

Municipal Bonds	Par (000)	Value

Virginia — 1.7%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	$1,260	$1,270,282
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,500	1,741,575

		3,011,857

Washington — 1.3%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	2,310	2,309,884

Total Municipal Bonds – 125.1%		217,339,333

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	2,120	2,160,195

California — 2.7%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	1,258	1,300,568
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,149	3,308,037

		4,608,605

Colorado — 3.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	5,610	5,684,781

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,040	1,175,339

Florida — 8.3%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	4,302	4,346,539
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,379,825
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,590	1,754,072

		14,480,436

Georgia — 2.4%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	4,000	4,174,440

Illinois — 1.5%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,509	2,675,006

Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,537,783

BLACKROCK MUNIHOLDINGS INSURED FUND, INC.	JULY 31, 2010	3

Schedule of Investments (concluded)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Massachusetts — 4.8%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	$8,008	$8,400,554

Nevada — 5.6%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,618,750
Series B, 5.50%, 7/01/29	3,749	4,149,391

		9,768,141

New Jersey — 1.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,401	2,498,811

Washington — 2.6%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	4,002	4,419,598

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 35.5%		61,583,689

Total Long-Term Investments (Cost – $270,068,579) – 160.6%		278,923,022

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.21% (d)(e)	11,462,614	11,462,614

Total Short-Term Securities (Cost – $11,462,614) – 6.6%		11,462,614

Total Investments (Cost – $281,531,193*) – 167.2%		290,385,636
Other Assets Less Liabilities – 1.3%		2,316,341
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (18.4)%		(32,052,030)
Preferred Shares, at Redemption Value – (50.1)%		(87,008,317)

Net Assets Applicable to Common Shares – 100.0%		$173,641,630

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$249,473,714

Gross unrealized appreciation	$10,529,938
Gross unrealized depreciation	(1,633,430)

Net unrealized appreciation	$8,896,508

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at July 30, 2010	Income

FFI
Institutional Tax-Exempt Fund	8,653,666	2,808,948	11,462,614	$5,621

(e)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments[1]	—	$278,923,022	—	$278,923,022
Short-Term Securities	$11,462,614	—	—	11,462,614

Total	$11,462,614	$278,923,022	—	$290,385,636

[1]	See above Schedule of Investments for values in each state or political subdivision.

4	BLACKROCK MUNIHOLDINGS INSURED FUND, INC.	JULY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: September 27, 2010